Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Hybrid Securities [Line Items]
Hybrid securities	$ 245.3	$ 264.6
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	192.5	250.4
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	176.1	234.9
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	16.4	15.5
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 52.8	$ 14.2